Subsequent Events (unaudited) - Additional Information (Detail) (Loan and Security Agreement, USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended					1 Months Ended
	Sep. 30, 2012 Tranche	Sep. 30, 2012 First Tranche, issued in September 2012	Sep. 30, 2012 Second Tranche, must be issued no later than June 2013	Sep. 30, 2012 Final tranche, may be drawn at option of Company no later than June 2013	Sep. 30, 2012 Series E Preferred Stock	Dec. 31, 2012 Subsequent Event	Dec. 31, 2012 Subsequent Event Second Tranche, must be issued no later than June 2013	Dec. 31, 2012 Subsequent Event Series E Preferred Stock
Subsequent Event [Line Items]
Amount drawn in second tranche						$ 5
Maximum amount of borrowing under agreement	15
Amount of borrowing required to be drawn	10
Number of loan tranches	3
Amount required to be issued by tranche		$ 5	$ 5	$ 5			$ 5
Amount of Series E Preferred shares called by right					16,516			16,516